UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CQS Cayman Management Ltd
Address: HF Fund Services Limited
         P.O. Box 242 / 45 Market Street, Gardenia Court
         Camana Bay, Grand Cayman, Cayman Islands  KY1-1104

13F File Number:  028-14695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Jones
Title:     as Director of CQS Cayman General Partner for
           and on behalf of the CQS Cayman Limited Partnership
Phone:     +44 15 3451 3006

Signature, Place, and Date of Signing:

     /s/ Kevin Jones     Jersey, Channel Islands, UK     August 13, 2012

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       028-13132                     CQS Cayman Limited Partnership